SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2014
SEGMENT INFORMATION [Abstract]
Summary of Financial Information by Segment

The following table summarizes the Group's revenue by segment:

Year ended December 31, 2012	Polysilicon	Wafer	Elimination		Total
Revenue - External	$73,450,807	$13,407,594	$		$86,858,401
Revenue - Intersegment	6,067,339	—		(6,067,339)	—
Total revenue	79,518,146	13,407,594		(6,067,339)	86,858,401
Total Cost of revenue	110,243,043	20,114,680		(6,067,339)	124,290,384
Gross loss	$(30,724,897)	$(6,707,086)		$—	$(37,431,983)

Year ended December 31, 2013	Polysilicon	Wafer	Elimination	Total
Revenue - External	$76,721,105	$32,278,700	$-	$108,999,805
Revenue - Intersegment	13,195,838	-	(13,195,838)	-
Total revenue	89,916,943	32,278,700	(13,195,838)	108,999,805
Total Cost of revenue	98,684,325	49,614,921	(13,195,838)	135,103,408
Gross loss	$(8,767,382)	$(17,336,221)	$-	$(26,103,603)

Year ended December 31, 2014	Polysilicon	Wafer	Elimination	Total
Revenue – External	$127,692,325	$54,879,527	$-	$182,571,852
Revenue - Intersegment	29,424,883	-	(29,424,883)	-
Total Revenue	157,117,208	54,879,527	(29,424,883)	182,571,852
Total Cost of revenue	119,703,550	47,861,811	(28,256,850)	139,308,511
Gross Profit	$37,413,658	$7,017,716	$(1,168,033)	$43,263,341

Schedule of Revenues of Major Customers

The following customers accounted for 10% or more of revenues:

	Year ended December 31,
	2012		2013		2014
Customer I		$21,749,284	$	*	$	*
Customer J	$	*		$19,644,488		$23,882,302
Customer C	$	*	$	*		$18,210,196
Customer K	$	*		$13,471,873	$	*

*	Represents less than 10%